Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 313,330,538
Previously Paid Amount	0
Total Fee Amount	43,271
Total Offset Amount	0
Net Fee	$ 43,271